Income Taxes (Tables)	3 Months Ended
Mar. 31, 2021
Income Taxes
Summary of Loss Before Income Taxes and Provision For (Benefit From) Income Taxes

The following table summarizes the Company's loss before income taxes and provision for (benefit from) income taxes (in thousands):

	Three Months Ended March 31,
	2021	2020
Loss before income taxes	$(40,521)	$(30,062)
Provision for (benefit from) income taxes	296	(6,677)
Effective tax rate	(0.7)%	22.2%